CASH AND CASH EQUIVALENTS AND FINANCIAL INVESTMENTS - Additional Information (Details) - $ / shares		1 Months Ended	12 Months Ended
	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalent and Financial Investments
Disclosure of financial assets [line items]
Interbank interest equivalent percent			90.51%	97.36%
Brazil, Brazil Real | Cash and Cash Equivalent and Financial Investments
Disclosure of financial assets [line items]
Weighted average interest rate			12.95%	10.55%
United States of America, Dollars | Cash and Cash Equivalent and Financial Investments
Disclosure of financial assets [line items]
Weighted average interest rate			4.52%	5.50%
Republic Airways Holdings, Inc.
Disclosure of financial assets [line items]
Number of shares in subsidiary owned (in shares)	106,152	4,139,215
Merger share price per share (in dollars per share)			$ 18.37